Fees Summary	Aug. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,328,000
Total Fee Amount	1,150.1
Total Offset Amount	0
Net Fee	$ 1,150.1
Offset Table N/A	N/A